Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,686,244	[1]	$ 6,148,298	[1]
Banking and financial institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,370,936		2,259,991
Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,325,091		936,290
Oil and Petroleum Derived Products [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,013,324		1,170,684
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,132,330		924,251
Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	617,366		398,736
Mining Properties and Mineral Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	38,572		10,000
Sovereign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		144
Other Industry [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 188,625		$ 448,202

[1]	Current ratings as of December 31, 2014 and 2013, respectively.